FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS

15. FAIR VALUE MEASUREMENTS

The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

		Total	Fair Value Measurements at December 31, 2017 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	Other assets	$332	$332	—	—
Derivative financial instruments	Other current assets	$250	—	$250	—
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$957	—	$957	—

		Total	Fair Value Measurements at December 31, 2016 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	Other assets	$281	$281	—	—
Derivative financial instruments	Other current assets	$241	—	$241	—
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$39	—	$39	—

The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:

Available-for-sale securities – these investments are exchange-traded equity securities. Fair values for these investments are based on closing stock prices from active markets and are therefore classified within Level 1 of the fair value hierarchy.

Derivative financial instruments – these derivatives are foreign currency forward and option contracts. See Note 14. Fair value is based on observable market inputs, such as forward rates in active markets; therefore, we classify these derivatives within Level 2 of the valuation hierarchy.

There were no transfers in or out of Level 1 and Level 2 during 2017 or 2016.